Corporate information (Narrative) (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 28, 2022	Sep. 30, 2020	Sep. 30, 2022
Corporate Information [Abstract]
Description of reverse stock split	KWESST effected a one for seventy (1-for-70) reverse stock split of its common stock on October 28, 2022 (the "Reverse Split").
Conversion rate for each warrant from one common share		$ 0.01428571	$ 0.01428571